Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000099049 [Member] | BIM Birlesik Magazalar A S [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000099049 [Member] | Turkcell Iletisim Hizmetleri A S [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000099049 [Member] | Orient Overseas International Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000099049 [Member] | Akbank T A S [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000099049 [Member] | COSCO SHIPPING Holdings Co Ltd Class H [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000099049 [Member] | YTL Corp Bhd [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000099049 [Member] | Samvardhana Motherson International Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000099049 [Member] | YTL Power International Bhd [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000099049 [Member] | Yapi ve Kredi Bankasi A S [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000099049 [Member] | Coca Cola Icecek A S [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000099049 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000099049 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000099049 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000099049 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000099049 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%
C000099049 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000099049 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000099049 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000099049 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000099049 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
C000099057 [Member] | HD Hyundai Electric Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000099057 [Member] | Alteogen Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000099057 [Member] | Yancoal Australia Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000099057 [Member] | Hyundai Motor Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000099057 [Member] | Hyundai Glovis Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000099057 [Member] | Hanwha Aerospace Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000099057 [Member] | Kia Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000099057 [Member] | Jardine Cycle And Carriage Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000099057 [Member] | KB Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000099057 [Member] | Swire Pacific Ltd Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000099057 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000099057 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000099057 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
C000099057 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.90%
C000099057 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000099057 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000099057 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000099057 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%
C000099057 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000099057 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000111811 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000111811 [Member] | UltraTech Cement Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000111811 [Member] | Dr Reddy s Laboratories Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000111811 [Member] | LTIMindtree Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000111811 [Member] | Grasim Industries Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000111811 [Member] | NTPC Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000111811 [Member] | Tata Motors Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000111811 [Member] | Wipro Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000111811 [Member] | Oil And Natural Gas Corp Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000111811 [Member] | Bharat Petroleum Corp Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000111811 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000111811 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000111811 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000111811 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000111811 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000111811 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000111811 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000111811 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	21.70%
C000111811 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000111811 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000112037 [Member] | Mavi Giyim Sanayi Ve Ticaret A S Class B [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000112037 [Member] | Ulker Biskuvi Sanayi A S [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000112037 [Member] | Anadolu Efes Biracilik Ve Malt Sanayii A S [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000112037 [Member] | Anadolu Anonim Turk Sigorta Sirketi [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000112037 [Member] | MLP Saglik Hizmetleri A S [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000112037 [Member] | Mizuho Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000112037 [Member] | Daiwa Capital Markets America Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000112037 [Member] | TAV Havalimanlari Holding A S [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000112037 [Member] | Mah Sing Group Bhd [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000112037 [Member] | NCC Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000112037 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000112037 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000112037 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000112037 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000112037 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.50%
C000112037 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000112037 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000112037 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000112037 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000112037 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000099050 [Member] | A P Moller Maersk A S Class B [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000099050 [Member] | Banco de Sabadell S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000099050 [Member] | Kongsberg Gruppen ASA [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000099050 [Member] | Schibsted ASA Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000099050 [Member] | Cargotec Oyj Class B [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000099050 [Member] | Equinor ASA [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000099050 [Member] | Konecranes Oyj [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000099050 [Member] | Investor AB Class B [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000099050 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000099050 [Member] | Threei Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000099050 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000099050 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000099050 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000099050 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%
C000099050 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000099050 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000099050 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000099050 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	30.90%
C000099050 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000099050 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000099053 [Member] | Orient Overseas International Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000099053 [Member] | COSCO SHIPPING Holdings Co Ltd Class H [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000099053 [Member] | Mizuho Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000099053 [Member] | Inner Mongolia Yitai Coal Co Ltd Class B [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000099053 [Member] | Kunlun Energy Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000099053 [Member] | Weichai Power Co Ltd Class H [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000099053 [Member] | New Oriental Education And Technology Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000099053 [Member] | BYD Electronic International Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000099053 [Member] | Sinotruk Hong Kong Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000099053 [Member] | PetroChina Co Ltd Class H [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000099053 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000099053 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000099053 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%
C000099053 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000099053 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000099053 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000099053 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000099053 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000099053 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000099053 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000099051 [Member] | NU Holdings Ltd Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000099051 [Member] | BRF S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000099051 [Member] | Embraer S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000099051 [Member] | Petroleo Brasileiro S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000099051 [Member] | Cia Energetica de Minas Gerais [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000099051 [Member] | Gerdau S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000099051 [Member] | Coca Cola Femsa S A B de C V [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000099051 [Member] | Qualitas Controladora S A B de C V [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000099051 [Member] | El Puerto de Liverpool S A B de C V [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000099051 [Member] | Banco de Credito e Inversiones S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000099051 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000099051 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000099051 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000099051 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000099051 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000099051 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
C000099051 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000099051 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	27.30%
C000099051 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000099054 [Member] | Ebara Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000099054 [Member] | Nomura Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000099054 [Member] | Lawson Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000099054 [Member] | Subaru Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000099054 [Member] | Daiwa Securities Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000099054 [Member] | NEC Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000099054 [Member] | Inpex Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000099054 [Member] | Osaka Gas Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000099054 [Member] | Tokyo Electric Power Company Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000099054 [Member] | Kawasaki Kisen Kaisha Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000099054 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000099054 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.90%
C000099054 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000099054 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.60%
C000099054 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000099054 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000099054 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000099054 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000099054 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000099054 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000111808 [Member] | Deutsche Bank AG [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000111808 [Member] | Rheinmetall AG [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000111808 [Member] | HOCHTIEF AG [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000111808 [Member] | Mercedes Benz Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000111808 [Member] | Volkswagen AG [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000111808 [Member] | Talanx AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000111808 [Member] | Porsche Automobil Holding SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000111808 [Member] | Bayerische Motoren Werke AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000111808 [Member] | Deutsche Telekom AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000111808 [Member] | Schaeffler AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000111808 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000111808 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.30%
C000111808 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.10%
C000111808 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000111808 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000111808 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000111808 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000111808 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000111808 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000111808 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000099052 [Member] | BRF S A [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000099052 [Member] | Embraer S A [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000099052 [Member] | Petroleo Brasileiro S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000099052 [Member] | Cia Energetica de Minas Gerais [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000099052 [Member] | Gerdau S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000099052 [Member] | Inter And Co Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000099052 [Member] | Metalurgica Gerdau S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000099052 [Member] | Pagseguro Digital Ltd Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000099052 [Member] | Suzano S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000099052 [Member] | Ultrapar Participacoes S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000099052 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000099052 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000099052 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000099052 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000099052 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000099052 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%
C000099052 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000099052 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%
C000099052 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	28.80%
C000099052 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000099056 [Member] | A P Moller Maersk A S Class B [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099056 [Member] | Banco de Sabadell S A [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000099056 [Member] | HD Hyundai Electric Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000099056 [Member] | Yancoal Australia Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000099056 [Member] | Hyundai Glovis Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000099056 [Member] | Hanwha Aerospace Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000099056 [Member] | Celestica Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000099056 [Member] | MS And AD Insurance Group Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000099056 [Member] | Mitsubishi Heavy Industries Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000099056 [Member] | Kansai Electric Power The Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000099056 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000099056 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
C000099056 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000099056 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.90%
C000099056 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000099056 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000099056 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000099056 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000099056 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%
C000099056 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000111810 [Member] | ABB Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000111810 [Member] | EFG International AG [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000111810 [Member] | Holcim AG [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000111810 [Member] | Bucher Industries AG [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000111810 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000111810 [Member] | BKW AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000111810 [Member] | SFS Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000111810 [Member] | Logitech International S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000111810 [Member] | Siegfried Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000111810 [Member] | Julius Baer Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000111810 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000111810 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000111810 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.00%
C000111810 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000111810 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000111810 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000111810 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000111810 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	22.70%
C000111810 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.30%
C000111810 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000112036 [Member] | Mizuho Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000112036 [Member] | Future PLC [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000112036 [Member] | BW LPG Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000112036 [Member] | Bird Construction Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000112036 [Member] | Doosan Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000112036 [Member] | Greencore Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000112036 [Member] | Hoegh Autoliners ASA [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000112036 [Member] | SL Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000112036 [Member] | Hokkaido Electric Power Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000112036 [Member] | LS Electric Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000112036 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000112036 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%
C000112036 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000112036 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.80%
C000112036 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000112036 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000112036 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000112036 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000112036 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000112036 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000111812 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000111812 [Member] | Threei Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000111812 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000111812 [Member] | BT Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000111812 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000111812 [Member] | DS Smith PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000111812 [Member] | Barclays PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000111812 [Member] | British American Tobacco PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000111812 [Member] | Marks And Spencer Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000111812 [Member] | Associated British Foods PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000111812 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000111812 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.30%
C000111812 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000111812 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.80%
C000111812 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000111812 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000111812 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000111812 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000111812 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%
C000111812 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000147004 [Member] | Banco de Sabadell S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000147004 [Member] | Cargotec Oyj Class B [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000147004 [Member] | Konecranes Oyj [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147004 [Member] | Teleperformance SE [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147004 [Member] | BPER Banca S p A [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147004 [Member] | Saipem S p A [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147004 [Member] | Banca Monte dei Paschi di Siena S p A [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147004 [Member] | Colruyt Group N V [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147004 [Member] | Buzzi S p A [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147004 [Member] | Deutsche Bank AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147004 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000147004 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000147004 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000147004 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.50%
C000147004 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000147004 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000147004 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000147004 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000147004 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	31.70%
C000147004 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%